Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Dec. 31, 2020		Mar. 31, 2020		Dec. 31, 2019
Assets:
Cash and cash equivalents		¥ 998,058		¥ 982,666		¥ 902,312
Restricted Cash		134,980		152,618		¥ 118,297
Equity securities	[1]	537,485		492,902
Trading debt securities		2,748		7,431
Available-for-sale debt securities		1,893,060		1,631,185
Held-to-maturity debt securities		113,403		113,805
Other Assets:
Derivative assets		20,839		30,538
Liabilities:
Short-term debt		371,455		336,832
Deposits		2,341,173		2,231,703
Long-term debt		4,336,490		4,279,354
Other Liabilities:
Derivative liabilities		64,787		64,497
Level 1
Assets:
Cash and cash equivalents		998,058		982,666
Restricted Cash		134,980		152,618
Installment loans (net of allowance for probable loan losses)				0
Installment loans (net of allowance for credit loan losses)		0
Equity securities		81,169	[2]	58,400	[3]
Trading debt securities		0		0
Available-for-sale debt securities		6,303		21,490
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)				207,950
Installment loans (net of allowance for credit loan losses)		237,266
Equity securities		241,869	[2]	232,873	[3]
Trading debt securities		2,748		7,431
Available-for-sale debt securities		1,777,375		1,521,342
Held-to-maturity debt securities		117,318		118,472
Other Assets:
Time deposits		4,296		5,918
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		371,455		336,832
Deposits		2,182,692		2,088,513
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,225,889		1,247,587
Other Liabilities:
Derivative liabilities	[4]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for probable loan losses)				3,445,092
Installment loans (net of allowance for credit loan losses)		3,391,795
Equity securities		75,960	[2]	83,901	[3]
Trading debt securities		0		0
Available-for-sale debt securities		109,382		88,353
Held-to-maturity debt securities		23,661		24,717
Other Assets:
Time deposits		0		0
Derivative assets	[4]	0		0
Reinsurance recoverables (Investment contracts)		7,830		8,298
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		193,397		214,048
Long-term debt		3,140,409		3,044,110
Other Liabilities:
Derivative liabilities	[4]	0		0
Carrying amount
Assets:
Cash and cash equivalents		998,058		982,666
Restricted Cash		134,980		152,618
Installment loans (net of allowance for probable loan losses)				3,695,342
Installment loans (net of allowance for credit loan losses)		3,637,813
Equity securities		398,998	[2]	375,174	[3]
Trading debt securities		2,748		7,431
Available-for-sale debt securities		1,893,060		1,631,185
Held-to-maturity debt securities		113,403		113,805
Other Assets:
Time deposits		4,296		5,918
Derivative assets	[4]	20,839		30,538
Reinsurance recoverables (Investment contracts)		7,615		8,625
Liabilities:
Short-term debt		371,455		336,832
Deposits		2,181,301		2,086,765
Policy liabilities and Policy account balances (Investment contracts)		193,284		213,885
Long-term debt		4,336,490		4,279,354
Other Liabilities:
Derivative liabilities	[4]	64,787		64,497
Estimated fair value
Assets:
Cash and cash equivalents		998,058		982,666
Restricted Cash		134,980		152,618
Installment loans (net of allowance for probable loan losses)				3,653,042
Installment loans (net of allowance for credit loan losses)		3,629,061
Equity securities		398,998	[2]	375,174	[3]
Trading debt securities		2,748		7,431
Available-for-sale debt securities		1,893,060		1,631,185
Held-to-maturity debt securities		140,979		143,189
Other Assets:
Time deposits		4,296		5,918
Derivative assets	[4]	20,839		30,538
Reinsurance recoverables (Investment contracts)		7,830		8,298
Liabilities:
Short-term debt		371,455		336,832
Deposits		2,182,692		2,088,513
Policy liabilities and Policy account balances (Investment contracts)		193,397		214,048
Long-term debt		4,366,298		4,291,697
Other Liabilities:
Derivative liabilities	[4]	¥ 64,787		¥ 64,497

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥269,056 million as of March 31, 2020 and December 31, 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥81,347 million as of March 31, 2020 and December 31, 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,471 million as of March 31, 2020 and December 31, 2020, respectively.
[2]	The amount of ¥12,480 million of investment funds measured at net asset value per share is not included.
[3]	The amount of ¥11,631 million of investment funds measured at net asset value per share is not included.
[4]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”